SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Change in Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
Allowance for Doubtful Accounts Receivable	$ 44	$ 0	$ 0
Increase (decrease) in allowance for doubtful accounts	$ 44